INCOME/(LOSS) PER SHARE	12 Months Ended
Sep. 30, 2024
INCOME/(LOSS) PER SHARE
INCOME/(LOSS) PER SHARE

19.         INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to Origin Agritech Limited	(6,265)	55,332	20,712

Denominator:
Average common stock outstanding - Basic	5,773,094	6,546,153	6,459,189
Average common stock outstanding - Diluted	5,773,094	6,562,278	6,465,370

Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited:	(1.09)	8.45	3.21
Diluted income (loss) per share attributable to Origin Agritech Limited:	(1.09)	8.43	3.20

For the years ended September 30, 2022, the effect of the outstanding options was anti-dilutive.